Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stock Reserved for Future Issuance	Shares of common stock available for future issuance along with a reconciliation of shares issued or issuable are as follows as of December 31, 2021:

Common stock issued and outstanding	178,089
Options granted and outstanding	12,110
Warrants granted and outstanding	18,398
RSUs granted and outstanding	1,908
Total	210,505
Maximum number of shares available for issuance	229,495
Shares authorized	440,000